Employment Benefits - Summary of Expense Relating to defined Benefit Plans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure - Details of expense relating to defined benefit plans [Abstract]
Current service cost	₩ 373,802	₩ 496,722	₩ 524,942
Interest cost	190,257	116,256	91,877
Expected return on plan assets	(163,074)	(73,484)	(52,782)
Past service cost	0	125	5,483
Defined benefit	₩ 400,985	₩ 539,619	₩ 569,520